Net Income per Limited Partner Unit and Cash Distributions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended									6 Months Ended			12 Months Ended
	Jul. 02, 2012	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Jul. 02, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Net Income per Limited Partner Unit and Cash Distributions
General partner's ownership interest (as a percent)	2.00%	2.00%									2.00%
Company's calculation of net income per unit for common and subordinated limited partner units:
Net income (from close of the IPO on July 2, 2012 to December 31, 2012)		$ 22,230	$ 20,160	$ 12,011	$ 12,012	$ 11,123	$ 10,633	$ 8,381	$ 4,940	$ 8,635	$ 32,060		$ 23,246	$ 55,306		$ 32,589	$ 19,241
Less general partner interest in net income		(444)									(640)
Limited partner interest in net income		21,786									31,420
Limited Partners' net income allocable to common units and subordinated units
Limited partner interest in net income		21,786									31,420
Weighted average limited partner units outstanding - basic
Total (in shares)		34,679,000									34,679,000			34,679,000
Weighted average limited partner units outstanding - diluted
Total (in shares)		34,768,000									34,734,000			34,734,000
Net income per limited partner unit - basic
Common units (in dollars per share)		$ 0.63	$ 0.57	$ 0.34										$ 0.91
Net income per limited partner unit - diluted
Common units (in dollars per share)		$ 0.63	$ 0.57	$ 0.34										$ 0.9
Common Units
Company's calculation of net income per unit for common and subordinated limited partner units:
Net income (from close of the IPO on July 2, 2012 to December 31, 2012)		10,893									15,710
Limited partner interest in net income		10,893									15,710
Limited Partners' net income allocable to common units and subordinated units
Limited partner interest in net income		10,893									15,710
Weighted average limited partner units outstanding - basic
Total (in shares)		17,340,000									17,340,000
Weighted average limited partner units outstanding - diluted
Total (in shares)		17,429,000									17,395,000
Net income per limited partner unit - basic
Common units (in dollars per share)											$ 0.91
Net income per limited partner unit - diluted
Common units (in dollars per share)											$ 0.90
Subordinated Units
Company's calculation of net income per unit for common and subordinated limited partner units:
Net income (from close of the IPO on July 2, 2012 to December 31, 2012)		10,893									15,710
Limited partner interest in net income		10,893									15,710
Limited Partners' net income allocable to common units and subordinated units
Limited partner interest in net income		10,893									15,710
Weighted average limited partner units outstanding - basic
Total (in shares)		17,339,000									17,339,000
Weighted average limited partner units outstanding - diluted
Total (in shares)		17,339,000									17,339,000
Net income per limited partner unit - basic
Subordinated units (in dollars per share)											$ 0.91
Net income per limited partner unit - diluted
Subordinated units (in dollars per share)											$ 0.90
Performance Awards
Net Income per Limited Partner Unit
Number of units whose effect is included in weighted-average number of units used to calculate diluted earnings per limited partner unit (in shares)		80,142									50,158
Phantom Units
Net Income per Limited Partner Unit
Number of units whose effect is included in weighted-average number of units used to calculate diluted earnings per limited partner unit (in shares)		8,673									4,780
Post IPO Member
Company's calculation of net income per unit for common and subordinated limited partner units:
Net income (from close of the IPO on July 2, 2012 to December 31, 2012)											32,060	[1]		32,060	[1]
Less general partner interest in net income											(640)			(640)
Limited partner interest in net income											31,420			31,420
Limited Partners' net income allocable to common units and subordinated units
Limited partner interest in net income											$ 31,420			$ 31,420

[1]	Presented for the post-initial public offering (IPO) period only. Reflects general and limited partner interest in net income from and after the closing of the Company's IPO on July 2, 2012. See Note 1 of Notes to the Consolidated Financial Statements.